Annual Fund Operating Expenses - DWS Gov and Agcy Money Fund - DWS Government and Agency Securities Portfolio - DWS Government and Agency Money Fund	Aug. 01, 2021
Operating Expenses:
Management fee	0.05%
Distribution/service (12b-1) fees	none
Other expenses	0.20%
Total annual fund operating expenses	0.25%